Summary of Significant Accounting Policies - Schedule of Cumulative Effect of Adjustments Due to Adoption of ASC 606 (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Jan. 02, 2018
Accounts receivable, net	$ 3,449,487	$ 3,449,487	$ 4,675,588	$ 4,333,727
Inventory, net	8,126,634	8,126,634	12,952,850	13,347,318
Total Assets	13,481,318	13,481,318	18,244,859	18,297,466
Accounts payable and accruals	3,155,741	3,155,741	4,409,232	4,543,359
Accumulated deficit	(3,853,139)	(3,853,139)	(1,494,927)	(1,576,447)
Total liabilities and stockholder's deficit	13,481,318	13,481,318	18,244,859	$ 18,297,466
Revenue, Net		32,165,933	36,951,923
Cost of revenue		27,227,664	31,254,430
Net Loss	(2,277,116)	$ (2,277,116)	343,156
Basic and diluted net loss per common share		$ (0.15)
Effect of Change [Member]
Accounts receivable, net	(243,177)	$ (243,177)
Inventory, net	281,361	281,361
Total Assets	38,184	38,184
Accounts payable and accruals	127,589	127,589
Accumulated deficit	(89,405)	(89,405)
Total liabilities and stockholder's deficit	38,184	38,184
Revenue, Net		(472,171)
Cost of revenue		(382,766)
Net Loss		$ (89,405)
Basic and diluted net loss per common share		$ (0.01)
Adjustments due to Adoption of ASC 606 [Member]
Accounts receivable, net			(341,861)
Inventory, net			394,468
Total Assets			52,607
Accounts payable and accruals			134,127
Accumulated deficit			(81,520)
Total liabilities and stockholder's deficit			$ 52,607
Balances without Adoption of ASC 606 [Member]
Accounts receivable, net	3,206,310	$ 3,206,310
Inventory, net	8,407,995	8,407,995
Total Assets	13,519,502	13,519,502
Accounts payable and accruals	3,283,330	3,283,330
Accumulated deficit	(3,942,544)	(3,942,544)
Total liabilities and stockholder's deficit	$ 13,519,502	13,519,502
Revenue, Net		32,638,104
Cost of revenue		27,610,430
Net Loss		$ (2,187,711)
Basic and diluted net loss per common share		$ (0.15)